May 18, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Registrant”)

Initial Registration Statement on Form S-3

RiverSource® Structured SolutionsSM annuity

Dear Mr. Cowan:

On behalf of RiverSource Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Initial Registration Statement”) for an individual limited flexible purchase payments deferred index-linked annuity contract (the “Contract”).

The main purpose of this filing is to register additional 2,000,000,000 units for which the fee in the amount of $259,600 is paid. Additionally, Company is updating certain other non-material information required by Form S-3 (e.g., date of prospectus, Legal Proceedings, and incorporation by reference). Furthermore, Company is including disclosure relating to the COVID-19 pandemic, as Company understands Commission staff has provided comments to other registrants’ filings on this topic recently and would like registrants to incorporate relevant disclosure into contemporary filings.

Pursuant to Rule 429 under the Securities Act of 1933, the prospectus dated June 22, 2020 contained herein also relates to and constitutes a post-effective amendment to Registration Statements No. 333-232973.

Pursuant to Rule 461 of the Securities Act of 1933, as amended, Registrant respectfully requests acceleration of the effective date of this Registration Statement to June 22, 2020 or as soon as practicable thereafter. On behalf of RiverSource Distributors, Inc., the Principal Underwriter for the Account, we are forwarding with this letter a request for acceleration of the effective date of this Registration Statement.

If you have any questions or comments regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary